Interest in associates and joint ventures - Reconciliation of BoCom's total shareholders' equity to carrying amount (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Goodwill and other intangible assets	$ 20,622	$ 20,443
Carrying amount	29,515	26,594
Bank of Communications Co., Limited
Disclosure of associates [line items]
HSBC’s share of total shareholders’ equity	23,097	20,743
Goodwill and other intangible assets	519	505
Carrying amount	$ 23,616	$ 21,248